RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of significant related parties and their relationships with the Group

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group whose management or operating policies are significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. and its subsidiaries (“Yuanjing Mingde”)	A group whose management or operating policies are significantly influenced by a director and/or a principal shareholder of the Company
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shanghai Xinhewan Industrial Development Co., Ltd. (“Xinhewan”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Beihaojia business investees	Investees that the Group has significant influence in
Tencent Holdings Limited, its subsidiaries and its controlled affiliated entities (“Tencent”)	A shareholder of the Company that can significantly influence the management and operating policies of the Group
Suofeiya Shengdu Home (Zhejiang) Co., Ltd. (“Suofeiya Shengdu”)	An affiliate company of the Group

Schedule of revenues from, services provided by, and other income from related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Commission support services provided to brokerage firms	606,062	473,539	368,038
Platform services provided to IFM	91,825	98,180	91,980
Online marketing services provided to Ziroom	74,961	55,386	30,587
Agency services provided to Ziroom	51,118	16,185	11,652
Platform and franchise services provided to brokerage firms	27,184	24,325	9,082
Agency services provided to Yuanjing Mingde	6,901	2,192	—
Agency services provided to Beihaojia business investees	—	—	73,975
Operating lease income from Suofeiya Shengdu	3,046	3,895	3,118
Others	4,550	3,465	62
Total	865,647	677,167	588,494

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Purchase services and goods from related parties
Referral services from brokerage firms	853,139	602,845	319,402
Technical services and online marketing from Tencent	122,452	186,970	239,721
Purchase of home furnishing from Suofeiya Shengdu	144,119	111,541	47,506
Rental and property management services from Yuanjing Mingde	21,882	13,949	—
Referral services from IFM	6,339	5,618	5,197
Purchase of services and renovation from Ziroom	10,661	4,774	8,890
Others	35,917	3,464	575
Total	1,194,509	929,161	621,291

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Interest income, net
Interest income from loans provided to IFM	5,076	3,421	1,552
Interest income from loans provided to Beihaojia business investees	—	2,258	10,014
Interest income from loans provided to others	1,911	1,331	329
Total	6,987	7,010	11,895

Schedule of lease balances and transactions with related parties

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease cost related to lease with related parties
Operating lease cost related to lease with Yuanjing Mingde	12,133	6,050	—
Operating lease cost related to lease with Ziroom	72	—	—
Operating lease cost related to lease with brokerage firms	35	42	42
Total	12,240	6,092	42

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Operating lease income from related parties
Operating lease income from Suofeiya Shengdu	3,046	3,895	3,118
Total	3,046	3,895	3,118

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Operating Leases
Administrative office leases from brokerage firms	7	48
Total operating lease assets	7	48

Operating lease liabilities, current from brokerage firms	7	41
Operating lease liabilities, non-current from brokerage firms	—	7
Total operating lease liabilities	7	48

Schedule of amounts due from, due to, and prepayments to related parties

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	337,752	340,993
IFM	4,170	5,203
Tencent	3,115	2,056
Brokerage firms	20,074	21,196
Beihaojia business investees	2,393	36,430
Others	11,714	3,989
Total	379,218	409,867

Amounts due to related parties
Tencent	52,645	60,999
Ziroom	27,940	29,712
IFM	39,252	45,687
Brokerage firms	271,125	206,680
Beihaojia business investees	—	4,031
Others	484	1,358
Total	391,446	348,467

Schedule of loan receivables from related parties

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Loan receivables from related parties (a)
Short‑term loans to IFM	10,000	12,000
Short-term loans to Beihaojia business investees	—	289,275
Short-term loans to others	8,797	14,480
Long-term loans to IFM	22,360	10,360
Long-term loans to Beihaojia business investees	109,050	15,900
Long-term loans to others	—	13,313
Total	150,207	355,328

Loan payable to related parties (b)
Short-term loans from Beihaojia business investees	—	497,939
Long-term loans from Beihaojia business investees	—	259,249
Total	—	757,188
(a)	The balance of loans included loans the Group provided to entities over which the Group had significant influence, net of allowance for credit losses.
(b)	Loan payable to related parties primarily arised from surplus funds generated from the pre-sales of corresponding real estate projects, which were repatriated to the Group by Beihaojia business investees.